Employee benefits	12 Months Ended
Dec. 31, 2019
Employee benefits
Employee benefits

Note 17—Employee benefits

The Company operates defined benefit pension plans, defined contribution pension plans, and termination indemnity plans, in accordance with local regulations and practices. The Company’s most significant defined benefit pension plans are in Switzerland as well as in Germany, the United Kingdom, the U.S., Sweden and Finland. These plans cover a large portion of the Company’s employees and provide benefits to employees in the event of death, disability, retirement, or termination of employment. Certain of these plans are multi‑employer plans. The Company also operates other postretirement benefit plans including postretirement health care benefits and other employee‑related benefits for active employees including long‑service award plans. The measurement date used for the Company’s employee benefit plans is December 31. The funding policies of the Company’s plans are consistent with the local government and tax requirements.

The Company recognizes in its Consolidated Balance Sheets the funded status of its defined benefit pension plans, postretirement plans, and other employee‑related benefits measured as the difference between the fair value of the plan assets and the benefit obligation.

Unless otherwise indicated, the following tables include amounts relating to both continuing and discontinued operations.

Obligations and funded status of the plans

The change in benefit obligation, change in fair value of plan assets, and funded status recognized in the Consolidated Balance Sheets were as follows:

					Other
	Defined pension				postretirement
	benefits				benefits
	Switzerland		International		International
($ in millions)	2019	2018	2019	2018	2019	2018
Benefit obligations at January 1,	3,993	4,055	7,429	7,892	120	132
Service cost	76	92	113	122	1	1
Interest cost	15	30	174	198	4	4
Contributions by plan participants	75	69	19	16	—	—
Benefit payments	(244)	(239)	(404)	(318)	(10)	(11)
Benefit obligations of businesses acquired (divested)	—	10	(21)	60	—	8
Actuarial (gain) loss	323	6	617	(92)	(1)	(12)
Plan amendments and other	—	(4)	9	(119)	(5)	—
Exchange rate differences	70	(26)	(58)	(330)	1	(2)
Benefit obligation at December 31,	4,308	3,993	7,878	7,429	110	120
Fair value of plan assets at January 1,	3,879	4,020	5,866	6,514	—	—
Actual return on plan assets	320	(41)	689	(184)	—	—
Contributions by employer	91	89	115	152	10	11
Contributions by plan participants	75	69	19	16	—	—
Benefit payments	(244)	(239)	(404)	(318)	(10)	(11)
Plan assets of businesses acquired (divested)	—	7	(12)	39	—	—
Plan amendments and other	—	—	—	(94)	—	—
Exchange rate differences	68	(26)	(27)	(259)	—	—
Fair value of plan assets at December 31,	4,189	3,879	6,246	5,866	—	—
Funded status — underfunded	(119)	(114)	(1,632)	(1,563)	(110)	(120)
The amounts recognized in "Accumulated other comprehensive loss" and "Noncontrolling interests" were:
	December 31,
	2019	2018	2017	2019	2018	2017
	Defined pension			Other postretirement
($ in millions)	benefits			benefits
Net actuarial (loss) gain	(2,777)	(2,628)	(2,321)	28	30	20
Prior service credit	62	74	99	13	23	27
Amount recognized in OCI(1) and NCI(2)	(2,715)	(2,554)	(2,222)	41	53	47
Taxes associated with amount recognized
in OCI and NCI	571	535	503	—	—	—
Amount recognized in OCI and NCI, net of tax(3)	(2,144)	(2,019)	(1,719)	41	53	47

(1) OCI represents “Accumulated other comprehensive loss”.

(2) NCI represents “Noncontrolling interests”.

(3) NCI, net of tax, amounted to $0 million, $(1) million, and $0 million at December 31, 2019, 2018 and 2017.

In addition, the following amounts were recognized in the Company's Consolidated Balance Sheets:

	December 31,
	2019	2018	2019	2018	2019	2018
	Defined pension				Other postretirement
	benefits				benefits
($ in millions)	Switzerland		International		International
Overfunded plans	62	24	71	59	—	—
Underfunded plans — current	(78)	—	(295)	(19)	(14)	(11)
Underfunded plans — non-current	(103)	(138)	(1,408)	(1,603)	(96)	(109)
Funded status - underfunded	(119)	(114)	(1,632)	(1,563)	(110)	(120)
Amounts reported as assets and
liabilities held for sale	(78)	(93)	(277)	(120)	(5)	—
	December 31,
($ in millions)	2019	2018
Non-current assets
Overfunded pension plans	132	83
Other employee-related benefits	1	1
Pension and other employee benefits	133	84

	December 31,
($ in millions)	2019	2018
Current liabilities
Underfunded pension plans	(374)	(19)
Underfunded other postretirement benefit plans	(14)	(11)
Other employee-related benefits	(72)	(10)
Pension and other employee benefits	(460)	(40)
Amounts reported as Current liabilities held for sale	(424)	(4)
	December 31,
($ in millions)	2019	2018
Non-current liabilities
Underfunded pension plans	(1,510)	(1,741)
Underfunded other postretirement benefit plans	(96)	(109)
Other employee-related benefits	(186)	(246)
Pension and other employee benefits	(1,792)	(2,096)
Amounts reported as Non-current liabilities held for sale	—	(266)
The accumulated benefit obligation (ABO) for all defined benefit pension plans was $11,981 million and $11,249 million at December 31, 2019 and 2018, respectively. The projected benefit obligation (PBO), ABO and fair value of plan assets, for pension plans with a PBO in excess of fair value of plan assets or ABO in excess of fair value of plan assets, was:
	PBO exceeds fair value of plan assets				ABO exceeds fair value of plan assets
($ in millions)	Switzerland		International		Switzerland		International
December 31,	2019	2018	2019	2018	2019	2018	2019	2018
PBO	3,769	3,482	7,346	6,897	3,769	3,482	7,228	6,872
ABO	3,769	3,482	7,156	6,743	3,769	3,482	7,054	6,724
Fair value of plan assets	3,588	3,344	5,643	5,275	3,588	3,344	5,537	5,254
All of the Company's other postretirement benefit plans are unfunded.

Components of net periodic benefit cost

Net periodic benefit cost consisted of the following:

	Defined pension						Other postretirement
	benefits						benefits
	Switzerland			International			International
($ in millions)	2019	2018	2017	2019	2018	2017	2019	2018	2017
Operational pension cost:
Service cost	76	92	106	113	122	122	1	1	1
Operational pension cost	76	92	106	113	122	122	1	1	1
Non-operational pension cost (credit):
Interest cost	15	30	41	174	198	208	4	4	5
Expected return on plan assets	(112)	(117)	(112)	(276)	(305)	(295)	—	—	—
Amortization of prior service cost (credit)	(14)	(15)	10	2	1	1	(5)	(5)	(5)
Amortization of net actuarial loss	—	—	—	108	92	91	(3)	(1)	(1)
Curtailments, settlements and special
termination benefits	11	—	—	27	23	16	(10)	—	(1)
Non-operational pension cost (credit)	(100)	(102)	(61)	35	9	21	(14)	(2)	(2)
Net periodic benefit cost	(24)	(10)	45	148	131	143	(13)	(1)	(1)

The components of net periodic benefit cost other than the service cost component are included in the line “Non-operational pension (cost) credit” in the income statement. Net periodic benefit cost includes $47 million, $45 million and $55 million in 2019, 2018 and 2017, respectively, related to discontinued operations.

Assumptions

The following weighted-average assumptions were used to determine benefit obligations:

	December 31,
	2019	2018	2019	2018	2019	2018
	Defined pension				Other postretirement
	benefits				benefits
(in %)	Switzerland		International		International
Discount rate	0.2	0.8	2.0	2.8	2.8	3.9
Rate of compensation increase	—	—	2.2	2.4	0.2	0.2
Rate of pension increase	—	—	1.3	1.4	—	—
Cash balance interest credit rate	1.0	1.0	1.6	1.6	—	—

For the Company’s significant benefit plans, the discount rate used at each measurement date is set based on a high-quality corporate bond yield curve – derived based on bond universe information sourced from reputable third-party index and data providers and rating agencies – reflecting the timing, amount and currency of the future expected benefit payments for the respective plan. Consistent discount rates are used across all plans in each currency zone, based on the duration of the applicable plan(s) in that zone. For plans in the other countries, the discount rate is based on high quality corporate or government bond yields applicable in the respective currency, as appropriate at each measurement date with a duration broadly consistent with the respective plan’s obligations.

At the end of 2018, the Company changed the approach used to calculate the service and interest components of net periodic benefit cost for its significant benefit plans to provide a more precise measurement of service and interest costs. This change compared to the previous approach resulted in a net decrease in the service and interest components for benefit cost in 2019. Previously, the Company calculated the service and interest cost components utilizing a single weighted-average discount rate derived from the yield curve used to measure the benefit obligation at the beginning of the period. The Company has elected to utilize an approach that discounts the individual expected cash flows using the applicable spot rates derived from the yield curve over the projected cash flow period. This change does not affect the measurement of our total benefit obligations.

The following weighted‑average assumptions were used to determine the “Net periodic benefit cost”:

	Defined pension						Other postretirement
	benefits						benefits
	Switzerland			International			International
(in %)	2019	2018	2017	2019	2018	2017	2019	2018	2017
Discount rate	0.8	0.8	1.1	2.8	2.6	2.9	3.9	3.2	3.3
Expected long-term rate of return on plan assets	3.0	3.0	3.0	4.9	4.9	5.0	—	—	—
Rate of compensation increase	—	—	—	2.4	2.5	2.5	0.2	—	—
Cash balance interest credit rate	1.0	1.0	1.0	1.6	1.7	1.7	—	—	—

The “Expected long‑term rate of return on plan assets” is derived for each benefit plan by considering the expected future long‑term return assumption for each individual asset class. A single long‑term return assumption is then derived for each plan based upon the plan’s target asset allocation.

The Company maintains other postretirement benefit plans, which are generally contributory with participants’ contributions adjusted annually. The assumptions used were:

	December 31,
	2019	2018
Health care cost trend rate assumed for next year	6.3%	6.7%
Rate to which the trend rate is assumed to decline (the ultimate trend rate)	5.0%	5.0%
Year that the rate reaches the ultimate trend rate	2028	2028

Plan assets

The Company has pension plans in various countries with the majority of the Company’s pension liabilities deriving from a limited number of these countries.

The pension plans are typically funded by regular contributions from employees and the Company. These plans are typically administered by boards of trustees (which include Company representatives) whose primary responsibilities include ensuring that the plans meet their liabilities through contributions and investment returns. The boards of trustees have the responsibility for making key investment strategy decisions within a risk‑controlled framework.

The pension plan assets are invested in diversified portfolios that are managed by third‑party asset managers, in accordance with local statutory regulations, pension plan rules and the respective plans’ investment guidelines, as approved by the boards of trustees.

Plan assets are generally segregated from those of the Company and invested with the aim of meeting the respective plans’ projected future pension liabilities. Plan assets are measured at fair value at the balance sheet date.

The boards of trustees manage the assets of the pension plans in a risk‑controlled manner and assess the risks embedded in the pension plans through asset/liability management studies. Asset/liability management studies typically take place every three years. However, the risks of the plans are monitored on an ongoing basis.

The board of trustees’ investment goal is to maximize the long‑term returns of plan assets within specified risk parameters, while considering the future liabilities and liquidity needs of the individual plans. Risk measures taken into account include the funding ratio of the plan, the likelihood of extraordinary cash contributions being required, the risk embedded in each individual asset class, and the plan asset portfolio as a whole.

The Company’s global pension asset allocation is the result of the asset allocations of the individual plans, which are set by the respective boards of trustees. The target asset allocation of the Company’s plans on a weighted‑average basis is as follows:

	Target
(in %)	Switzerland	International
Asset class
Equity	19	19
Fixed income	54	64
Real estate	22	7
Other	5	10
Total	100	100

The actual asset allocations of the plans are in line with the target asset allocations.

Equity securities primarily includes investments in large‑cap and mid‑cap publicly traded companies. Fixed income assets primarily include corporate bonds of companies from diverse industries and government bonds. Both fixed income and equity assets are invested either via funds or directly in segregated investment mandates, and include an allocation to emerging markets. Real estate consists primarily of investments in real estate in Switzerland held in the Swiss plans. The “Other” asset class includes investments in private equity, hedge funds, commodities, and cash, and reflects a variety of investment strategies.

Based on the above global asset allocation and the fair values of the plan assets, the expected long‑term return on assets at December 31, 2019, is 3.8 percent. The Company and the local boards of trustees regularly review the investment performance of the asset classes and individual asset managers. Due to the diversified nature of the investments, the Company is of the opinion that no significant concentration of risks exists in its pension fund assets.

At December 31, 2019 and 2018, plan assets include ABB Ltd’s shares (as well as an insignificant amount of the Company’s debt instruments) with a total value of $10 million and $8 million, respectively.

The fair values of the Company’s pension plan assets by asset class are presented below. For further information on the fair value hierarchy and an overview of the Company’s valuation techniques applied, see the “Fair value measures” section of Note 2.

	December 31, 2019
			Not subject	Total
($ in millions)	Level 1	Level 2	to leveling(1)	fair value
Asset class
Equity
Equity securities	224	7	—	231
Mutual funds/commingled funds	—	1,687	23	1,710
Emerging market mutual funds/commingled funds	—	339	—	339
Fixed income
Government and corporate securities	521	1,013	—	1,534
Government and corporate—mutual funds/commingled funds	—	3,738	31	3,769
Emerging market bonds—mutual funds/commingled funds	—	805	—	805
Real estate	—	—	1,433	1,433
Insurance contracts	—	123	—	123
Cash and short-term investments	101	152	—	253
Private equity	—	—	211	211
Hedge funds	—	—	1	1
Commodities	—	26	—	26
Total	846	7,890	1,699	10,435
	December 31, 2018
			Not subject	Total
($ in millions)	Level 1	Level 2	to leveling(1)	fair value
Asset class
Equity
Equity securities	209	—	—	209
Mutual funds/commingled funds	—	1,433	39	1,472
Emerging market mutual funds/commingled funds	—	363	—	363
Fixed income
Government and corporate securities	524	997	—	1,521
Government and corporate—mutual funds/commingled funds	—	3,496	—	3,496
Emerging market bonds—mutual funds/commingled funds	—	729	—	729
Real estate	—	—	1,381	1,381
Insurance contracts	—	121	—	121
Cash and short-term investments	202	86	—	288
Private equity	—	—	139	139
Hedge funds	—	—	2	2
Commodities	—	24	—	24
Total	935	7,249	1,561	9,745

(1) Amounts relate to assets measured using the NAV practical expedient which are not subject to leveling.

The Company applies accounting guidance related to the presentation of certain investments using the net asset value (NAV) practical expedient. This accounting guidance exempts investments using this practical expedient from categorization within the fair value hierarchy.

Contributions

Employer contributions were as follows:

	Defined pension				Other postretirement
	benefits				benefits
	Switzerland		International		International
($ in millions)	2019	2018	2019	2018	2019	2018
Total contributions to defined benefit pension
and other postretirement benefit plans	91	89	115	152	10	11
Of which, discretionary contributions to
defined benefit pension plans	2	—	8	25	—	—

In 2019, 2018 and 2017, total contributions included non‑cash contributions totaling $13 million, $31 million and $31 million, respectively, of available‑for‑sale debt securities to certain of the Company’s pension plans.

The Company expects to contribute approximately $356 million, including $167 million in discretionary contributions, to its defined benefit pension plans in 2020. Of these discretionary contributions $156 million are expected to be non‑cash contributions. The Company expects to contribute approximately $10 million to its other postretirement benefit plans in 2020.

The Company also contributes to a number of defined contribution plans. The aggregate expense for these plans was $245 million, $245 million and $233 million in 2019, 2018 and 2017, respectively. Contributions to multi‑employer plans were not significant in 2019, 2018 and 2017. Defined contribution expense includes $55 million, $59 million and $61 million in 2019, 2018 and 2017, respectively, related to discontinued operations.

Estimated future benefit payments

The expected future cash flows to be paid by the Company’s plans in respect of pension and other postretirement benefit plans at December 31, 2019, are as follows:

	Defined pension		Other postretirement
	benefits		benefits
($ in millions)	Switzerland	International	International
2020	335	341	10
2021	254	347	9
2022	239	346	9
2023	226	343	9
2024	215	344	8
Years 2025 - 2029	961	1,727	34